Stock Options (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Equity Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	5,433,000	4,207,400	6,761,400	6,740,400
Stock Options Outstanding, Weighted Average Contractural Life (years)	4 years 7 months 17 days	3 years 9 months 18 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 2.41	$ 3.04	$ 4.01	$ 3.97
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	4,808,000	4,165,700
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	4 years 7 months 6 days	3 years 9 months 21 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 2.68	$ 3.03
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	1,250,000	153,000
Stock Options Outstanding, Weighted Average Contractural Life (years)	4 years 10 months 9 days	6 years 1 month 9 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 0.33	$ 2.32
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	625,000	153,000
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	4 years 10 months 9 days	6 years 1 month 9 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 0.33	$ 2.32
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	153,000	2,500,000
Stock Options Outstanding, Weighted Average Contractural Life (years)	5 years 4 months 9 days	2 years 10 months 2 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 2.32	$ 2.60
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	153,000	2,500,000
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	5 years 4 months 9 days	2 years 10 months 2 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 2.32	$ 2.60
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	2,500,000	50,000
Stock Options Outstanding, Weighted Average Contractural Life (years)	4 years 8 months 8 days	3 years 1 month 20 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 2.60	$ 3.42
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	2,500,000	37,500
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	4 years 8 months 8 days	3 years 1 month 20 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 2.60	$ 3.42
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	50,000	35,000
Stock Options Outstanding, Weighted Average Contractural Life (years)	2 years 4 months 20 days	2 years 4 months 6 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 3.42	$ 3.46
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	50,000	35,000
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	2 years 4 months 20 days	2 years 4 months 6 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 3.42	$ 3.46
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	35,000	1,249,400
Stock Options Outstanding, Weighted Average Contractural Life (years)	1 year 7 months 6 days	5 years 1 month 2 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 3.46	$ 3.54
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	35,000	1,220,200
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	1 year 7 months 6 days	5 years 1 month 28 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 3.46	$ 3.54
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	1,225,000	110,000
Stock Options Outstanding, Weighted Average Contractural Life (years)	4 years 1 month 17 days	4 years 2 months 23 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 3.54	$ 4.87
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	1,225,000	110,000
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	4 years 1 month 17 days	4 years 2 months 23 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 3.54	$ 4.87
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	110,000	110,000
Stock Options Outstanding, Weighted Average Contractural Life (years)	4 years 5 months 19 days	8 years 1 month 28 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 4.87	$ 6.21
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	110,000	110,000
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	4 years 5 months 19 days	8 years 1 month 28 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 4.87	$ 6.21
Exercise Price Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares Subject to Outstanding Options	110,000
Stock Options Outstanding, Weighted Average Contractural Life (years)	7 years 4 months 28 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 6.21
Stock Options Exercisable, Number of Shares Subject To Options Exercisable	110,000
Stock Options Exercisable, Weighted Average Remaining Contractural Life (Years)	7 years 4 months 28 days
Stock Options Exercisable, Weighted Average Exercise Price	$ 6.21